DEI Document	12 Months Ended
Dec. 31, 2017 shares
Document Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Trading Symbol	PAAS
Entity Registrant Name	PAN AMERICAN SILVER CORP
Entity Central Index Key	0000771992
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Common Stock, Shares Outstanding	153,302,976